Condensed Schedule of Investments (Unaudited) (USD $)	Sep. 30, 2011	Dec. 31, 2010
Forward Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.30%	0.70%
Fair Value	$ 85,930	$ 188,125
Future Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	5.70%	9.30%
Fair Value	1,702,213	2,483,116
United States Treasury Bills due
Limited Partners' Capital Account [Line Items]
Face Value	7,300,000	9,600,000
Percentage of Net Assets	24.60%	36.00%
Fair Value	7,300,000	9,598,087
Unrealized Appreciation On Forward Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	1.10%	0.80%
Fair Value	324,150	224,585
Unrealized Appreciation On Forward Contracts | Currency Swap
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	1.10%	0.80%
Fair Value	324,150	224,585
Unrealized Depreciation On Forward Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.80%)	(0.10%)
Fair Value	(238,220)	(36,460)
Unrealized Depreciation On Forward Contracts | Currency Swap
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.80%)	(0.10%)
Fair Value	(238,220)	(36,460)
Futures Contracts Purchased
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(1.50%)	10.60%
Fair Value	(441,050)	2,832,921
Futures Contracts Purchased | Currency Swap
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.20%)	1.90%
Fair Value	(63,451)	484,663
Futures Contracts Purchased | Energy
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets		0.40%
Fair Value		110,783
Futures Contracts Purchased | Financial
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.60%)	0.50%
Fair Value	(169,549)	127,537
Futures Contracts Purchased | Food & Fiber
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.10%)	0.70%
Fair Value	(43,277)	194,250
Futures Contracts Purchased | Indices
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.30%)	0.40%
Fair Value	(91,888)	114,065
Futures Contracts Purchased | Livestock
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.00%	0.30%
Fair Value	8,140	92,460
Futures Contracts Purchased | CMX Gold
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets		4.00%
Fair Value		1,067,060
Futures Contracts Purchased | Total metals
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.30%)	6.40%
Fair Value	(81,025)	1,709,163
Futures Contracts Purchased | Other Metals
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets		2.40%
Fair Value		642,103
Futures Contracts Sold
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	7.20%	(1.30%)
Fair Value	2,143,263	(349,805)
Futures Contracts Sold | Currency Swap
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.80%	0.10%
Fair Value	230,377	33,694
Futures Contracts Sold | Energy
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	4.20%	(0.10%)
Fair Value	1,250,921	(30,980)
Futures Contracts Sold | Financial
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.50%	(0.10%)
Fair Value	139,943	(22,344)
Futures Contracts Sold | Food & Fiber
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.90%
Fair Value	276,902
Futures Contracts Sold | Indices
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.10%)	0.10%
Fair Value	(16,535)	23,963
Futures Contracts Sold | Total metals
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.90%	(1.30%)
Fair Value	261,655	(354,138)
Futures and Forward Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	6.00%	10.00%
Fair Value	1,788,143	2,671,241
Futures and Forward Contracts | Australia
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.00%	0.00%
Fair Value	(14,382)	3,134
Futures and Forward Contracts | European Monetary Union
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.40%	0.30%
Fair Value	105,374	81,278
Futures and Forward Contracts | Great Britain
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.20%	0.30%
Fair Value	47,153	72,763
Futures and Forward Contracts | Japan
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.70%)	0.80%
Fair Value	(212,146)	210,666
Futures and Forward Contracts | United States
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	5.40%	6.40%
Fair Value	1,609,962	1,729,526
Futures and Forward Contracts | Other Countries
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.80%	2.20%
Fair Value	252,182	573,874
SERIES A | Forward Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.20%	0.60%
Fair Value	41,736	81,898
SERIES A | Future Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	4.40%	8.20%
Fair Value	799,389	1,128,102
SERIES A | United States Treasury Bills due
Limited Partners' Capital Account [Line Items]
Face Value	4,200,000	4,950,000
Percentage of Net Assets	23.30%	36.10%
Fair Value	4,200,000	4,949,019
SERIES A | Unrealized Appreciation On Forward Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.90%	0.70%
Fair Value	162,075	95,755
SERIES A | Unrealized Appreciation On Forward Contracts | Currency Swap
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.90%	0.70%
Fair Value	162,075	95,755
SERIES A | Unrealized Depreciation On Forward Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.70%)	(0.10%)
Fair Value	(120,339)	(13,857)
SERIES A | Unrealized Depreciation On Forward Contracts | Currency Swap
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.70%)	(0.10%)
Fair Value	(120,339)	(13,857)
SERIES A | Futures Contracts Purchased
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(1.60%)	9.30%
Fair Value	(276,396)	1,271,946
SERIES A | Futures Contracts Purchased | Currency Swap
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.20%)	1.50%
Fair Value	(32,138)	208,888
SERIES A | Futures Contracts Purchased | Energy
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets		0.30%
Fair Value		44,259
SERIES A | Futures Contracts Purchased | Financial
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.50%)	0.40%
Fair Value	(87,783)	55,066
SERIES A | Futures Contracts Purchased | Food & Fiber
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.10%)	0.60%
Fair Value	(23,307)	81,781
SERIES A | Futures Contracts Purchased | Indices
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.30%)	0.40%
Fair Value	(45,680)	46,624
SERIES A | Futures Contracts Purchased | Livestock
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.00%	0.30%
Fair Value	4,150	40,970
SERIES A | Futures Contracts Purchased | CMX Gold
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets		3.90%
Fair Value		528,140
SERIES A | Futures Contracts Purchased | Total metals
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.50%)	5.80%
Fair Value	(91,638)	794,358
SERIES A | Futures Contracts Purchased | Other Metals
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets		1.90%
Fair Value		266,218
SERIES A | Futures Contracts Sold
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	6.00%	(1.10%)
Fair Value	1,075,785	(143,844)
SERIES A | Futures Contracts Sold | Currency Swap
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.60%	0.10%
Fair Value	115,266	14,250
SERIES A | Futures Contracts Sold | Energy
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	3.50%	(0.10%)
Fair Value	628,441	(12,190)
SERIES A | Futures Contracts Sold | Financial
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.40%	(0.10%)
Fair Value	72,332	(10,607)
SERIES A | Futures Contracts Sold | Food & Fiber
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.80%
Fair Value	137,703
SERIES A | Futures Contracts Sold | Indices
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.00%	0.10%
Fair Value	(7,298)	9,628
SERIES A | Futures Contracts Sold | Total metals
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.70%	(1.10%)
Fair Value	129,341	(144,925)
SERIES A | Futures and Forward Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	4.60%	8.80%
Fair Value	841,125	1,210,000
SERIES A | Futures and Forward Contracts | Australia
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.10%)	0.00%
Fair Value	(8,216)	1,134
SERIES A | Futures and Forward Contracts | European Monetary Union
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.30%	0.20%
Fair Value	53,109	32,375
SERIES A | Futures and Forward Contracts | Great Britain
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.10%	0.20%
Fair Value	25,246	30,179
SERIES A | Futures and Forward Contracts | Japan
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.60%)	0.70%
Fair Value	(110,517)	92,656
SERIES A | Futures and Forward Contracts | United States
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	4.20%	5.90%
Fair Value	754,120	808,405
SERIES A | Futures and Forward Contracts | Other Countries
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.70%	1.80%
Fair Value	127,383	245,251
SERIES B | Forward Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.40%	0.80%
Fair Value	44,194	106,227
SERIES B | Future Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	7.60%	10.60%
Fair Value	902,824	1,355,014
SERIES B | United States Treasury Bills due
Limited Partners' Capital Account [Line Items]
Face Value	3,100,000	4,650,000
Percentage of Net Assets	26.60%	35.90%
Fair Value	3,100,000	4,649,068
SERIES B | Unrealized Appreciation On Forward Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	1.40%	1.00%
Fair Value	162,075	128,830
SERIES B | Unrealized Appreciation On Forward Contracts | Currency Swap
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	1.40%	1.00%
Fair Value	162,075	128,830
SERIES B | Unrealized Depreciation On Forward Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(1.00%)	(0.20%)
Fair Value	(117,881)	(22,603)
SERIES B | Unrealized Depreciation On Forward Contracts | Currency Swap
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(1.00%)	(0.20%)
Fair Value	(117,881)	(22,603)
SERIES B | Futures Contracts Purchased
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(1.50%)	12.10%
Fair Value	(164,654)	1,560,975
SERIES B | Futures Contracts Purchased | Currency Swap
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.30%)	2.10%
Fair Value	(31,313)	275,775
SERIES B | Futures Contracts Purchased | Energy
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets		0.50%
Fair Value		66,524
SERIES B | Futures Contracts Purchased | Financial
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.70%)	0.60%
Fair Value	(81,766)	72,471
SERIES B | Futures Contracts Purchased | Food & Fiber
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.20%)	0.90%
Fair Value	(19,970)	112,469
SERIES B | Futures Contracts Purchased | Indices
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.40%)	0.50%
Fair Value	(46,208)	67,441
SERIES B | Futures Contracts Purchased | Livestock
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.00%	0.40%
Fair Value	3,990	51,490
SERIES B | Futures Contracts Purchased | CMX Gold
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets		4.20%
Fair Value		538,920
SERIES B | Futures Contracts Purchased | Total metals
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.10%	7.10%
Fair Value	10,613	914,805
SERIES B | Futures Contracts Purchased | Other Metals
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets		2.90%
Fair Value		375,885
SERIES B | Futures Contracts Sold
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	9.10%	(1.50%)
Fair Value	1,067,478	(205,961)
SERIES B | Futures Contracts Sold | Currency Swap
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	1.00%	0.20%
Fair Value	115,111	19,444
SERIES B | Futures Contracts Sold | Energy
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	5.30%	(0.10%)
Fair Value	622,480	(18,790)
SERIES B | Futures Contracts Sold | Financial
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.60%	(0.10%)
Fair Value	67,611	(11,737)
SERIES B | Futures Contracts Sold | Food & Fiber
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	1.20%
Fair Value	139,199
SERIES B | Futures Contracts Sold | Indices
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.10%)	0.10%
Fair Value	(9,237)	14,335
SERIES B | Futures Contracts Sold | Total metals
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	1.10%	(1.60%)
Fair Value	132,314	(209,213)
SERIES B | Futures and Forward Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	8.00%	11.40%
Fair Value	947,018	1,461,241
SERIES B | Futures and Forward Contracts | Australia
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.10%)	0.00%
Fair Value	(6,166)	2,000
SERIES B | Futures and Forward Contracts | European Monetary Union
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.40%	0.50%
Fair Value	52,265	48,903
SERIES B | Futures and Forward Contracts | Great Britain
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.20%	0.30%
Fair Value	21,907	42,584
SERIES B | Futures and Forward Contracts | Japan
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.90%)	0.90%
Fair Value	(101,629)	118,010
SERIES B | Futures and Forward Contracts | United States
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	7.30%	7.10%
Fair Value	855,842	921,121
SERIES B | Futures and Forward Contracts | Other Countries
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	1.10%	2.60%
Fair Value	$ 124,799	$ 328,623